Stock Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Apr. 01, 2014	Dec. 31, 2013	Jun. 30, 2013	Apr. 01, 2013	Dec. 31, 2012	Apr. 01, 2012
Share Based Compensation [Line Items]
Grant Of Shares Date	2012-06-05
Accrued cash bonus	2,000
Common Stock - Class A
Share Based Compensation [Line Items]
Stock - based compensation, number of shares (net of forfeiture)	4,587,056
Number of shares vested		212,354	1,316,666	1,316,667	212,351	1,316,667	212,351
Common Stock - Class B
Share Based Compensation [Line Items]
Stock - based compensation, number of shares (net of forfeiture)	65,000
Number of shares vested							65,000